Equity	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Equity	Equity
(a)Authorized capital
The Company has an authorized share capital of USD 50 thousand, corresponding to 630,000,000 authorized shares with a par value of USD 0.000079365 each. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors. The liability of each member is limited to the amount from time to time unpaid on such member’s shares.
(b)Subscribed and paid-in capital and capital reserve
In October 2018, immediately prior to the completion of the IPO, each of the ordinary voting shares and Class C shares (5,881,050 shares) were converted into Class B common shares, and each of the outstanding ordinary non-voting shares, as Class A common shares. Therefore, the Company has two share classes, Class A and Class B common shares, with the following rights:
•    each holder of Class A common shares is entitled to one vote per share on all matters to be voted on by shareholders generally, including the election of directors;
•    each holder of Class B common shares is entitled to 10 votes per share on all matters to be voted on by shareholders generally, including the election of directors;
•    the holders of our Class A common shares and Class B common shares are entitled to dividends and other distributions as may be recommended and declared from time to time by our board of directors out of funds legally available for that purpose, if any; and
•    upon our liquidation, dissolution or winding up, each holder of Class A common shares and Class B common shares will be entitled to share equally on a pro rata basis in the distribution of all of our assets remaining available for distribution after satisfaction of all our liabilities.
The Articles of Association provide that at any time when there are Class A common shares in issue, Class B common shares may only be issued pursuant to: (a) a share split, subdivision or similar transaction or as contemplated in the Articles of Association; or (b) a business combination involving the issuance of Class B common shares as full or partial consideration. A business combination, as defined in the Articles of Association, would include, amongst other things, a statutory amalgamation, merger, consolidation, arrangement or other reorganization.
At the Extraordinary General Meeting of Shareholders held on October 11, 2018, the Company’s shareholders approved a capital stock share split with a ratio to be determined by the Board of Directors. On October 14, 2018, the Board of Directors of the Company approved the 126:1 (one hundred twenty-six for one) share split ratio. As a result of the share split, the Company’s historical financial statements have been revised to reflect number of shares and per share data as if the share split had been in effect for all periods presented.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
Below are the issuances and repurchases of shares during 2020 and 2019 (after giving effect to the share split and conversion mentioned above):

	Number of shares
	Class A (former Ordinary non-voting)	Class B (former Ordinary voting)	Total

At December 31, 2018	125,697,438	151,482,561	277,179,999
Issuance	35,655	—	35,655
Vested awards (i)	151,182	—	151,182
Conversions	52,804,309	(52,804,309)	—
At December 31, 2019	178,688,584	98,678,252	277,366,836
Business combination (ii)	203,378	—	203,378
2020 Follow on (iii)	31,481,250	—	31,481,250
Vested awards (iv)	210,378	—	210,378
Conversions	46,895,550	(46,895,550)	—
At December 31, 2020	257,479,140	51,782,702	309,261,842
As of December 31, 2020, and 2019, all issued shares were paid in full.
(i)    In April 2019, during the follow-on public offering, the vesting of some RSU awards was accelerated. Accordingly, Class A common shares were issued to our founder shareholders, as anti-dilutive shares. Also, in April, 2019, upon a lock-up period end, some shareholders converted Class B shares to Class A shares.
(ii)    On May 29, 2020, the Company issued 203,378 shares as payment to acquire 100% interest in Vitta Group. Details of the transactions are described in Note 5.
(iii)As mentioned in Note 1.4, on August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common.
(iv)    As described in Note 26, the Company has accelerated 302,243 RSUs, of which 210,378 shares were delivered through the issuance of shares, 2,735 shares were delivered through the delivery of treasury shares and the remaining was paid as withholding income tax. Additionally the Company has repurchased and cancelled 7,595 shares under the incentive shares plan.
(c)Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
On May 13, 2019, the Company announced the adoption of its share repurchase program in an aggregate amount of up to US$ 200 million (the “Repurchase Program”). The Repurchase Program went into effect in the second quarter of 2019 and does not have a fixed expiration date. The Repurchase Program may be executed in compliance with Rule 10b-18 under the Exchange Act.
In 2020, 528,335 Class A common shares (2019 - 0) were repurchased, for R$ 76,270.
As described on Note 21(b)(iv), the Company has delivered 2,735 treasury shares to anticipate the delivery of awards.
In December 2020, the Company holds 532,470 (December 2019 - 6,870) Class A common shares in treasury.
(d)Special reserve
Due to the reverse merger of StoneCo Brasil by Stone (see Note 1.3) (an intragroup restructuring of Brazilian subsidiaries), the excess paid to acquire the remaining 10.1% of the outstanding shares of Stone in 2017 (R$ 179,323) will be deductible for the purposes of income tax and social contribution on net income. Thus, Stone has recognized a special reserve in shareholders’ equity in the amount of R$ 61,127 and a deferred tax asset.